Supplement dated February 13, 2015 to the

PNC Equity Funds Class A and Class C Shares

Prospectus dated September 29, 2014

PNC Balanced Allocation Fund

Effective February 17, 2015, Sean T. Rhoderick, CFA and Senior Portfolio Manager, will become Managing Director and Chief Investment Officer of Taxable Fixed Income.  Also effective on that date, Mr. Rhoderick will assume Andrew D. Harding’s portfolio management responsibilities with respect to PNC Balanced Allocation Fund and Mr. Harding will no longer serve as a portfolio manager of PNC Balanced Allocation Fund.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0215

Supplement dated February 13, 2015 to the

PNC Equity Funds Class I Shares

Prospectus dated September 29, 2014

PNC Balanced Allocation Fund

Effective February 17, 2015, Sean T. Rhoderick, CFA and Senior Portfolio Manager, will become Managing Director and Chief Investment Officer of Taxable Fixed Income.  Also effective on that date, Mr. Rhoderick will assume Andrew D. Harding’s portfolio management responsibilities with respect to PNC Balanced Allocation Fund and Mr. Harding will no longer serve as a portfolio manager of PNC Balanced Allocation Fund.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0215

Supplement dated February 13, 2015 to the

PNC Fixed Income Funds Class A and Class C Shares

Prospectus dated September 29, 2014

PNC Bond Fund

PNC Government Mortgage Fund

PNC High Yield Bond Fund

PNC Intermediate Bond Fund

PNC Limited Maturity Bond Fund

PNC Total Return Advantage Fund

PNC Ultra Short Bond Fund

Effective February 17, 2015, Sean T. Rhoderick, CFA and Senior Portfolio Manager, will become Managing Director and Chief Investment Officer of Taxable Fixed Income.  Also effective on that date, Mr. Andrew D. Harding will no longer serve as a portfolio manager of PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, and PNC Ultra Short Bond Fund.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0215

Supplement dated February 13, 2015 to the

PNC Fixed Income Funds Class I Shares

Prospectus dated September 29, 2014

PNC Bond Fund

PNC Government Mortgage Fund

PNC High Yield Bond Fund

PNC Intermediate Bond Fund

PNC Limited Maturity Bond Fund

PNC Total Return Advantage Fund

PNC Ultra Short Bond Fund

Effective February 17, 2015, Sean T. Rhoderick, CFA and Senior Portfolio Manager, will become Managing Director and Chief Investment Officer of Taxable Fixed Income.  Also effective on that date, Mr. Andrew D. Harding will no longer serve as a portfolio manager of PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, and PNC Ultra Short Bond Fund.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0215